STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Share capital	Contributed surplus	Deficit
Balance, amount at Dec. 31, 2020	$ 2,336,554	$ 17,620,625	$ 3,058,063	$ (18,342,134)
Statement [Line Items]
Total comprehensive loss for the year	(168,208)	0	0	(168,208)
Balance, amount at Dec. 31, 2021	2,168,346	17,620,625	3,058,063	(18,510,342)
Statement [Line Items]
Total comprehensive loss for the year	(193,182)	0	0	(193,182)
Balance, amount at Dec. 31, 2022	1,975,164	17,620,625	3,058,063	(18,703,524)
Statement [Line Items]
Total comprehensive loss for the year	(191,795)	0	0	(191,795)
Balance, amount at Dec. 31, 2023	$ 1,783,369	$ 17,620,625	$ 3,058,063	$ (18,895,319)